Rollforward of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Beginning balance, shares subject to option	7,965	9,654
Granted, shares subject to option		34
Exercised, shares subject to option	(311)	(404)
Forfeited, shares subject to option	(1,545)	(1,319)
Expired, shares subject to option	0	0
Ending balance, shares subject to option	6,109	7,965
Exercisable as of December 31, shares subject to option	5,225
Beginning balance, weighted-average exercise price	$ 12.70	$ 13.23
Granted, weighted-average exercise price		$ 13.08
Exercised, weighted-average exercise price	$ 2.79	$ 3.82
Forfeited, weighted-average exercise price	$ 18.40	$ 19.28
Expired, weighted-average exercise price
Ending balance, weighted-average exercise price	$ 11.77	$ 12.70
Exercisable as of December 31, weighted-average exercise price	$ 11.49